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                                   Rule 497(e) File Nos. 002-90519 and 811-4007

                                  SUPPLEMENT

          Dated June 11, 2002 to Prospectus dated February 28, 2002

                SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

    The second and third paragraphs appearing in the "Management" section on page 10 are deleted and replaced with the following:

    Effective June 2002, Brian Routledge leads the team responsible for the management of the fund. From July 2001 until June 2002, Mr. Routledge shared this responsibility with another portfolio manager.




                                                                       FD02572